Statement of Additional Information (SAI) Supplement – March 23, 2012*

For the SAI dated March 1, 2012 for the following funds:

Columbia Concentrated Large Cap Value Strategy Fund
Columbia Core Bond Strategy Fund
Columbia Growth Equity Strategy Fund
Columbia Intermediate Municipal Bond Strategy Fund
Columbia Large-Cap Growth Equity Strategy Fund

Effective immediately, the Officer table for the above mentioned ETFs is herby superseded and replaced with the following:

Name, Address, Age	Position(s) Held with the Trust	Length of Service	Principal Occupation(s) During Past 5 Years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 47	President and Principal Executive Officer	Since 5/11	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004 – April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008 – January 2009; Treasurer, Columbia Funds, October 2003 – May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 – December 2006
Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 46	Vice President	Since 5/11	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009 – April 2010 and Vice President – Asset Management and Trust Company Services, 2006 – 2009)
Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 42	Treasurer and Chief Financial Officer	Since 5/11	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 52	Senior Vice President, Chief Legal Officer and Assistant Secretary	Since 5/11	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, 2005 – April 2010); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006
Colin Moore 225 Franklin Street Boston, MA 02110 Age 53	Senior Vice President	Since 5/11	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007– April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-September 2007
Thomas P. McGuire 225 Franklin Street Boston, MA 02110 Age 40	Interim Chief Compliance Officer	Since 3/11	Vice President – Asset Management Compliance, Columbia Management Investment Advisers, LLC since 2010; Chief Compliance Officer, Ameriprise Certificate Company since September 2012; Compliance Executive, Bank of America, 2005 – 2010

S-6400-35 A (3/12)

Name, Address, Age	Position(s) Held with the Trust	Length of Service	Principal Occupation(s) During Past 5 Years
Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Age 53	Vice President	Since 5/11	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc., July 2004 – April 2010; Managing Director, Columbia Management Distributors, Inc., August 2007 – April 2010
Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 42	Vice President and Secretary	Since 5/11	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel, April 2004 – January 2010); Assistant Secretary of Legacy RiverSource Funds, January 2007 – April 2011 and of the Nations Funds, May 2010 – March 2011
Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Age 55	Vice President and Assistant Treasurer	Since 5/11	Vice President – Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President – Managed Assets, Investment Accounting, Ameriprise Financial Corporation, February 1998 – May 2010
Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Age 42	Vice President and Chief Accounting Officer	Since 5/11	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010
Paul B. Goucher 100 Park Avenue New York, NY 10017 Age 43	Vice President and Assistant Secretary	Since 5/11	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman), July 2008 – November 2008 and Managing Director and Associate General Counsel of Seligman, January 2005 – July 2008
Michael E. DeFao 225 Franklin Street Boston, MA 02110 Age 42	Vice President and Assistant Secretary	Since 5/11	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel Bank of America, June 2005 – April 2010

The rest of this section remains the same.

*	Valid until next update

S-6400-35 A (3/12)